UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	October 31
Date of reporting period:	April 30, 2024
Kingsbarn Dividend Opportunity ETF

Item #1(a). Reports to Stockholders.

SEMI-ANNUAL REPORT

For the Period Ended April 30, 2024* (unaudited)

Kingsbarn Dividend Opportunity ETF
(DVDN)

* Commencement of Operations November 2, 2023

Kingsbarn Dividend Opportunity ETF

Important Disclosure Statement

The Kingsbarn Dividend Opportunity ETF’s (the “Fund”) summary prospectus and prospectus contain important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain the Fund’s summary prospectus and/or prospectus containing this and other important information, please call 866-788-7878. Please read the prospectus carefully before you invest. Foreside Fund Services, LLC is the distributor and Kingsbarn Capital Management, LLC is the investment advisor.

The performance data quoted represents past performance and is not guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Information provided with respect to the Fund’s Performance Data, Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of April 30, 2024 and are subject to change at any time. For most recent information, please call 866-788-7878.

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Shareholder Letter

The Kingsbarn Dividend Opportunity ETF (“DVDN” or the “Fund”) commenced operations on November 2, 2023, with its initial semi-annual fiscal period ending April 30, 2024. This letter summerizes the Fund’s investment objective, investment process, and performance since its inception.

As stated in its prospectus, DVDN’s investment objective seeks to deliver investors current income while maintaining prospects for capital appreciation. DVDN believes it can deliver against this objective by actively managing a relatively concentrated portfolio of publicly listed stocks issued by Residential and Commercial Mortgage Real Estate Investment Trusts (“REITs”) and Business Development Companies (“BDCs”) selected via a proprietary bottom-up research process conducted by DVDN’s two portfolio managers.

DVDN Performance
November 2, 2023 - April 30, 2024

DVDN Performance	11/2/2023 - 4/30/2024
PRICE	18.66%
NAV	18.94%

The Investment Universe for DVDN comprises approximately 73 companies from which the Fund’s portfolio managers actively manage positions in 12-18 companies they believe will outperform passively managed portfolios selected from a similar investment universe. The two funds with the greatest Investment Universe overlap are iShares Mortgage Real Estate ETF (REM) (Residential and Commercial Mortgage REITs) and VanEck BDC Income ETF (BIZD) (Business Development Companies, or BDCs).

Our goal in developing DVDN is to provide investors an attractive risk-adjusted return by leveraging the investment adviser's expertise in the fundamental analysis of companies within its Investment Universe allowing for the selection of a relatively concentrated portfolio that it believes will outperform more passively managed funds.

While not agnostic to the “macro-economic” environment, DVDN’s portfolio managers believe its research and investment process that performed well during the recent period of economic tumult should prove durable over time and deliver attractive relative returns over a wide range of economic conditions.

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Shareholder Letter - continued

IMPORTANT FUND DISCLOSURES

Must be preceded or accompanied by a prospectus.

Fund Risks. As with all funds, a shareholder is subject to the risk that his or her investment could lose money.  The principal risks affecting shareholders’ investments in the Fund are set below.

Equity Securities Risk. Equity prices may fall over short or extended periods of time.  Historically, the equity markets have moved in cycles, and the value of equity securities may fluctuate day-to-day.

Mortgage REITs Risk. The Fund’s investments in securities of publicly traded residential and commercial mortgage REITs will be subject to a variety of risks affecting those REITs directly.

BDCs Risk. Investments in BDCs, or Business Development Companies, may be subject to a high degree of risk.  BDCs typically invest in small and medium-sized private and certain public companies that may not have access to public equity or debt markets to raise capital.  As a result, a BDC’s portfolio typically will include substantial amounts of securities purchases in private placements, and its portfolio may carry risks similar to those of a private equity or venture capital fund.

Risks of Investing in VDLs. VDLs, or Venture Debt Lenders, are direct lenders to private companies that are backed by private equity or venture capital investment firms.  Generally, these companies have reached a stage in their business cycle whereby their sponsors are comfortable raising debt capital to fund growth rather than investing additional equity capital.

Fixed-Income Securities Risk. Fixed-income securities can experience extended periods of price declines during periods of (a) sustained increases in market interest rates; and/or (b) persistent widening of credit spreads.  The values of fixed income securities may be affected by changes in credit rating or the financial condition of their issuers.

New Fund Risk. The Fund is a new ETF and has only recently commenced operations.  As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate.

The Fund’s distributor does not maintain a secondary market in the Fund’s shares.

Foreside Fund Services, LLC. Distributor.

Foreside and Kingsbarn are not related.

For Financial Professionals and Advisors Only.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Portfolio Composition as of April 30, 2024 (unaudited)

Holdings by Sector/Asset Class	Percentage of Net Assets
Common Stocks:
Business Development Companies	53.54%
Mortgage Real Estate Investment Trusts	44.49%
98.03%

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Schedule of Investments
April 30, 2024 (unaudited)

		Shares	Value
98.03%	COMMON STOCKS

53.54%	BUSINESS DEVELOPMENT COMPANIES
	Barings BDC, Inc.	2,870	$26,634
	BlackRock TCP Capital Corp.	3,819	38,496
	CION Investment Corporation	3,530	40,348
	FS KKR Capital Corp.	2,028	38,775
	Portman Ridge Finance Corporation	2,034	39,907
	Runway Growth Finance Corp.	3,126	39,544
	Solar Capital Ltd.	2,589	39,767
	Trinity Capital Inc.	2,672	40,534
			304,005

44.49%	MORTGAGE REAL ESTATE INVESTMENT TRUSTS
	AGNC Investment Corp.	2,580	23,607
	Annaly Capital Management, Inc.	1,340	25,112
	Ellington Financial, Inc.	2,265	25,912
	Franklin BSP Realty Trust, Inc.	2,066	25,804
	MFA Financial, Inc.	2,340	24,781
	Orchid Island Capital, Inc.	2,900	24,157
	PennyMac Mortgage Investment Trust	1,864	25,816
	Ready Capital Corp.	3,022	25,747
	Rithm Capital Corp.	2,250	25,020
	Two Harbors Investment Corp.	2,114	26,700
			252,656

98.03%	TOTAL COMMON STOCKS
	(Cost: $555,265)		556,661

98.03%	TOTAL INVESTMENTS
	(Cost: $555,265)		556,661
1.97%	Other assets, net of liabilities		11,209
100.00%	NET ASSETS		$567,870

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Statement of Assets and LiabilitiesApril 30, 2024 (unaudited)

ASSETS
Investments at value (cost of $555,265) (Note 1)	$556,661
Cash	9,976
Investment income recievable	1,653
TOTAL ASSETS	568,290

LIABILITIES
Accrued advisory fees	420
TOTAL LIABILITIES	420
NET ASSETS	$567,870

Net Assets Consist of:
Paid-in capital	$519,133
Distributable earnings (accumulated deficits)	48,737
Net Assets	$567,870

NET ASSET VALUE PER SHARE
Net Assets	$567,870
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	20,000
Net Asset Value and Offering Price Per Share	$28.39

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Statement of OperationsPeriod Ended April 30, 2024* (unaudited)

INVESTMENT INCOME
Dividend Income	$41,629
Total investment income	41,629

EXPENSES
Investment advisory fees (Note 2)	2,556
Total expenses	2,556
Net investment income (loss)	39,073

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	34,904
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,396
Net realized and unrealized gain (loss) on investments	36,300

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$75,373

* The Fund commenced operations on November 2, 2023.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Statement of Changes in Net AssetsPeriod Ended April 30, 2024* (unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$39,073
Net realized gain (loss) on investments	34,904
Net increase (decrease) in unrealized appreciation (depreciation) of investments	1,396
Increase (decrease) in net assets from operations	75,373

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(26,636)
Decrease in net assets from distributions	(26,636)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	519,133
Shares redeemed	—
Increase (decrease) in net assets from capital stock transactions	519,133

NET ASSETS
Increase (decrease) during period	567,870
Beginning of period	—
End of period	$567,870

* The Fund commenced operations on November 2, 2023.

See Notes to Financial Statements

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Financial HighlightsSelected Per Share Data Throughout The Period* (unaudited)

Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	1.96
Net realized and unrealized gain (loss) on investments(2)	2.76
Total from investment activities	4.72
Distributions
Net investment income	(1.33)
Total distributions	(1.33)
Net asset value, end of period	$28.39

Total Return(3)	18.66%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	0.90%
Net investment income (loss)	13.68%
Portfolio turnover rate(5)	452.37%
Net assets, end of period (000’s)	$568

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to the timing share transactions for the period.

(3)Total return is for the period indicated and has not been annualized.

(4)Ratios to average net assets have been annualized.

(5)Portfolio turnover rate is for the period November 2, 2023 through April 30, 2024, excludes the effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized.

*The Fund commenced operations on November 2, 2023.

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Notes to Financial StatementsApril 30, 2024 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Kingsbarn Dividend Opportunity ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on November 2, 2023.

The Fund’s investment objective is to seek current income while maintaining prospects for capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith under procedures approved by the Trust’s Board of Trustees (the “Board”). Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to Kingsbarn Capital Management, LLC (the “Advisor”) as the Valuation Designee pursuant to the Fund’s policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the-counter market.

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Notes to Financial Statements- continuedApril 30, 2024 (unaudited)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of April 30, 2024:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$556,661	$—	$—	$556,661
	$556,661	$—	$—	$556,661

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Notes to Financial Statements- continuedApril 30, 2024 (unaudited)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and sector.

The Fund held no Level 3 securities at any time during the period ended April 30, 2024.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Notes to Financial Statements- continuedApril 30, 2024 (unaudited)

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. During the period ended April 30, 2024, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Notes to Financial Statements- continuedApril 30, 2024 (unaudited)

to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of April 30, 2024:

	Creation Unit Shares	Creation Transaction Fee	Value
Kingsbarn Dividend Opportunity ETF	10,000	$250	$283,900

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Notes to Financial Statements- continuedApril 30, 2024 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes office space and certain administrative services; and (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for the oversight of the investment sub-advisor. Under the Advisory Agreement, the Adviser assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Adviser pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.90%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

The Advisor has retained Vident Asset Management, (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing, subject to the supervision of the Adviser and the Board. For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and paid monthly, based on the Fund’s daily net assets, at an annual rate of 0.065% on assets up to $250,000,000, 0.06% on assets from $250,000,000 to $500,000,000, and 0.055% on assets in excess of $500,000,000, subject to a minimum annual fee of $50,000 (with a minimum annual fee of $37,500 for the first six months of the Fund’s operations).

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $25,000 per year. The Advisor pays these fees.

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Notes to Financial Statements- continuedApril 30, 2024 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King, Jr., Assistant Secretary of the Trust, is a partner of Practus, LLP. Gino E. Malaspina, Assistant Secretary of the Trust, serves as Counsel of Practus, LLP. Neither the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Malaspina receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the period ended April 30, 2024 were as follows:

Purchases	Sales
$2,356,088	$2,354,867

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended April 30, 2024 were as follows:

Purchases	Sales	Realized Gains
$519,140	$ —	$ —

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Notes to Financial Statements- continuedApril 30, 2024 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. The tax character of distributions paid during the period ended April 30, 2024 were as follows:

Distributions paid from:
Ordinary income	$26,636
Net realized gain	—
$26,636

As of April 30, 2024, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$12,437
Accumulated net realized gain (loss) on investments	34,904
Net unrealized appreciation (depreciation) on investments	1,396
$48,737

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$555,265	$8,053	$(6,657)	$1,396

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Notes to Financial Statements- continuedApril 30, 2024 (unaudited)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NYSE Arca, Inc. (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period ended April 30, 2024
Shares sold	20,000
Shares redeemed	—
Net increase (decrease)	20,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Notes to Financial Statements- continuedApril 30, 2024 (unaudited)

NOTE 7 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of April 30, 2024, 53.54% and 44.49% of the value of the net assets of the Fund were invested in securities within the Business Development Companies and Mortgage Real Estate Investment Trusts sectors, respectively.

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 866-788-7878 or on the SEC’s website at https://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at https://www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 866-788-7878 or on the SEC’s website at https://www.sec.gov.

Approval of Investment Advisory Agreement and Investment Sub-Advisory Agreements

This annual report pertains only to the Kingsbarn Dividend Opportunity ETF; however, the disclosure below pertains to that fund and the Kingsbarn Tactical Bond ETF, the advisory agreement for which was approved at the same time as that of the Kingsbarn Dividend Opportunity ETF.

At a meeting held on September 26 – 27, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Investment Advisory (the “Kingsbarn Advisory Agreement”) between the Trust and Kingsbarn Capital Management, LLC (“Kingsbarn”) with respect to the Kingsbarn Tactical Bond ETF (“KDRN”) and the Kingsbarn Dividend Opportunity ETF (“DVDN” and together with KDRN, the “Kingsbarn Funds”). The Board discussed the arrangements between Kingsbarn and the Trust with respect to the Kingsbarn Funds, noting that Kingsbarn had engaged an investment sub-adviser, Vident Investment Advisory, LLC (“Vident”) with respect to certain trading activities in the Kingsbarn Funds. The Board reflected on its discussions with a representative from Kingsbarn earlier in the Meeting regarding the manner in which KDRN is managed (and in which DVDN will be managed) and the roles and responsibilities of Kingsbarn under the Kingsbarn Advisory Agreement.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation of the Kingsbarn Advisory Agreement and the responses of Kingsbarn to a request for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of Kingsbarn to requests for information from Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information for Kingsbarn, an expense comparison analysis for the Kingsbarn Funds and comparable mutual funds and ETFs, and the Kingsbarn Advisory Agreement. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Kingsbarn Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Kingsbarn; (ii) the investment performance of the KDRN and Kingsbarn; (iii) the costs of the services to be provided and profits to be realized by Kingsbarn from the relationship with the Kingsbarn Funds; (iv) the extent to which economies of scale would be realized if the Kingsbarn Funds grows and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Kingsbarn Advisory Agreement, including: (i) information regarding the services and support to be provided by Kingsbarn to the Kingsbarn Funds and their shareholders; (ii) presentations by management of Kingsbarn addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Kingsbarn Funds; (iii) information pertaining to the compliance structure of Kingsbarn; (iv) disclosure information contained in the Kingsbarn Funds’ registration statement and Kingsbarn’s Form ADV and/or the policies and procedures of Kingsbarn; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Kingsbarn Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Kingsbarn, including financial information, information on personnel and the services to be provided by Kingsbarn to the Kingsbarn Funds, the firm’s

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

compliance program, information on any current legal matters, and other general information; (ii) expenses of the Kingsbarn Funds and comparative expense and performance information for other ETFs with strategies similar to the Kingsbarn Funds prepared by an independent third party; (iii) the anticipated effect of size on the Kingsbarn Funds’ performance and expenses; and (iv) benefits anticipated to be realized by Kingsbarn from its relationship with the Kingsbarn Funds.

The Board did not identify any particular information that was most relevant to its consideration to approve the Kingsbarn Advisory Agreement and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Kingsbarn Advisory Agreement, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Kingsbarn.

In this regard, the Board considered the responsibilities of Kingsbarn under the Kingsbarn Advisory Agreement. The Board reviewed the services to be provided by Kingsbarn to the Kingsbarn Funds, including, without limitation, Kingsbarn’s process for formulating investment recommendations and the processes of Kingsbarn for assuring compliance with the Kingsbarn Funds’ investment objectives and limitations; the coordination of services by Kingsbarn for the Kingsbarn Funds among the service providers; and the anticipated efforts of Kingsbarn to promote the Kingsbarn Funds and grow their assets. The Board considered: the staffing, personnel, and methods of operating of Kingsbarn; the education and experience of their personnel; and information provided regarding their compliance programs, policies and procedures. The Board considered the methods to be utilized by Kingsbarn in supervising Vident as a sub-adviser to the Kingsbarn Funds and the relationship between Kingsbarn and Vident. After reviewing the foregoing and further information from Kingsbarn, the Board concluded that the quality, extent, and nature of the services to be provided by Kingsbarn was satisfactory and adequate for the Kingsbarn Funds.

The investment performance of the KDRN Fund and Kingsbarn.

The Board reviewed KDRN’s performance. In considering KDRN’s investment performance, the Board reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), and compared the performance of KDRN with the performance of its benchmark index, the Bloomberg US Aggregate Bond Index (“Bloomberg Aggregate”), the funds in its Morningstar category, the Nontraditional Bond category, (“Category”), and a peer group selected from

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

its Category by Broadridge (“Peer Group”). The Board noted that KDRN had outperformed the Bloomberg Aggregate, the Category median and the Peer Group median for the 1-year period ended July 31, 2023.

After a detailed discussion of KDRN’s performance, the Board concluded that, in light of all the facts and circumstances, KDRN’s performance was satisfactory.

The Board noted that DVDN had not yet commenced operations. The Trustees considered that Kingsbarn currently manages an unregistered fund with an investment strategy that is similar to the investment strategy that will be utilized for DVDN. The Board also considered the skillset and experience of the portfolio management team and other relevant information presented by Kingsbarn that could have an effect on how DVDN could perform, and they were satisfied with this presentation by Kingsbarn.

The costs of services to be provided and profits to be realized by Kingsbarn from the relationship with the Kingsbarn Funds.

In this regard, the Board considered the financial condition of Kingsbarn and the level of commitment to the Kingsbarn Funds by Kingsbarn. The Board also considered the expenses of the Kingsbarn Funds, including the nature and frequency of advisory and sub-advisory fee payments. The Board noted the information on profitability provided by Kingsbarn. The Trustees took into consideration the comments made by Kingsbarn earlier in the Meeting on the appropriateness of the Categories and Peer Groups of the Kingsbarn Funds. The Trustees considered the unitary fee structure proposed by Kingsbarn and Kingsbarn’s contractual agreement to waive a portion of its advisory fee for KDRN such that the net advisory fee (after the waiver) will be reduced from 1.25% to 0.95% of KDRN’s average daily net assets through March 31, 2024. The Trustees noted that the Kingsbarn Funds’ gross and net expense ratio and gross and net advisory fee were each higher than the median of their respective Category and Peer Group. After further consideration, the Board concluded that the profitability and fees to be paid to Kingsbarn were within an acceptable range in light of the services to be rendered by Kingsbarn.

The extent to which economies of scale would be realized as the Kingsbarn Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Kingsbarn Funds’ investors.

The Trustees considered the advisory fee schedules of the Kingsbarn Funds, and noted that the unitary fee structure limits the shareholders’ exposure to fee increases.

SEMI-ANNUAL REPORT

ETF Opportunities Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the Kingsbarn personnel assigned to the Kingsbarn Funds; the basis of decisions to buy or sell securities for the Kingsbarn Funds; the substance and administration of the Code of Ethics and other relevant policies of Kingsbarn. The Board noted that Kingsbarn and Vident had each represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the Kingsbarn ETFs. The Board also considered potential benefits for Kingsbarn in managing the Kingsbarn Funds. Following further consideration and discussion, the Board concluded that the standards and practices of Kingsbarn relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by Kingsbarn from managing the Kingsbarn Funds were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Kingsbarn Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Kingsbarn Advisory Agreement.

Fund’s Liquidity Risk Management Program

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the 1940 Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings. The Fund’s Board of Trustees approved the appointment of the Advisor as the Fund’s Liquidity Risk Management Administrator. The Advisor has appointed representatives from their compliance, trading, and portfolio management departments to assist in the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the program’s operation and effectiveness. The Liquidity Risk Management Administrator performed an assessment of the Fund’s liquidity risk profile, considering information gathered and its actual experience in administering the program and presented a written report to the Board of Trustees for consideration during the period covered by this annual report. The report concluded that (i) the Fund did not experience significant liquidity challenges during the covered period; (ii) the Fund’s investment strategies remain appropriate for an open-end fund; and (iii) the Fund’s liquidity risk management program is reasonably designed to assess and manage its liquidity risk.

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, November 2, 2023 and held for the period ended April 30, 2024.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value 11/2/23	Ending Account Value 4/30/24	Annualized Expense Ratio	Expenses Paid During Period Ended 4/30/24*
Kingsbarn Dividend Opportunity ETF	$1,000.00	$1,092.79	0.90%	$4.27
Hypothetical**	$1,000.00	$1,020.39	0.90%	$4.12

*Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 182 days in the most recent fiscal period divided by 366 days in the current year.

**5% return before expenses

SEMI-ANNUAL REPORT

Kingsbarn Dividend Opportunity ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Kingsbarn Capital Management, LLC
1645 Village Center Circle, Suite 200
Las Vegas, Nevada 89134

Investment Sub-Advisor:

Vident Asset Management
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Fund Accountant, Transfer Agent and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, Ohio 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

1(b). Not applicable.

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Schedule filed under Item 1 of the Form.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Solicitations to purchase securities under Rule 23c-1 under the Act: Not applicable.

(a)(4) Change in registrant’s independent public accountant: Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: July 5, 2024

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: July 5, 2024

* Print the name and title of each signing officer under his or her signature.